Exhibit 99.24

Client Name:
Client Project Name:	OBX 2022-NQM7
Start - End Dates:	12/31/2014 - 5/15/2022
Deal Loan Count:	23

Conditions Report 2.0

Loans in Report:	23
Loans with Conditions:	13

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
5157510097	XXXXXX	TX	QM: Safe Harbor	QM: Safe Harbor	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	Compliance	RESPA	Satisfied	B	A	B	A	CMPRESPAXXX	HUD Loan Terms section inaccurate	No	This exception is being generated due to the fact that the GFE column of the tolerance table does not match the fees disclosed on the latest GFE in the loan file. Clayton needs either confirmation that it is missing the final GFE, or for the closing agent to send a Corrected HUD with the proper GFE fees listed. See block 2, $XXX on GFE, $XXX on HUD1 page 3 chart.	X/XX/XXXX Lender provided corrected HUD1 with correct GFE fees listed.	X/XX/XXXX Exception satisfied	(No Data)	(No Data)	CFCFSXXX: Credit score exceeds guidelines
- Clayton Comments:  Credit score is XXX, minimum credit score required is XXX.

CFCFSXXX: Verified cash reserves exceed guidelines
- Clayton Comments:  XXX months PITI cash reserves required.

5159410008	XXXXXX	TX	QM: Safe Harbor	QM: Safe Harbor	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	Credit	Assets	Satisfied	C	A	C	A	CRDASTXXX	Insufficient Funds to Close	No	Per HUD1, borrower needs $XXX funds to close (has a $XXX EMD which is not verified received by title company when contract was signed). Liquid funds verified $XXX. Currently short to close $XXX.	X/XX/XXXX: lender provided new XXX asset reflecting borrower took out a $XXX retirement acct loan, proceeds to her on XXX	X/XX/XXXX: borrower posted the $XXX to XXX on X/XX/XXXX; $XXX added to liquid as this asset already in file dated X/XX/XXXX; liquid to close confirmed; exception satisfied	(No Data)	(No Data)	CFCFSXXX: Verified disposable income exceeds guidelines
- Clayton Comments:  Borrowers have verified disposable income of $XXX per month for a family of X.

CFCFSXXX: Significant time in profession
- Clayton Comments:  Borrower has been in same profession for XX years.

CFCFSXXX: DTI below guideline requirement
- Clayton Comments:  XX.XX% DTI is below the maximum allowed per guidelines of XX%.

CFCFSXXX: Credit score exceeds guidelines
- Clayton Comments:  Credit score of XXX exceeds the minimum required of XXX.

CFCFSXXX: Mortgage payment history exceeds guidelines
- Clayton Comments:  Borrowers have mortgage payment history of XxXX since XXX.

5159610093	XXXXXX	HI	QM: Safe Harbor	QM: Safe Harbor	D	A	D	A	A	A	D	A	D	A	D	A	A	A	D	A	Compliance	RESPA	Satisfied	D	A	D	A	CMPRESPAXXX	RESPA - Missing HUD 1/1A Settlement Statement	No	Missing the Final HUD 1	X.XX.XX Lender provided final stamped HUD1.	X.XX.XX Exception satisfied.	(No Data)	(No Data)	CFCFSXXX: Significant time at current residence
- Clayton Comments:  Borrowers have lived at current residence for XX years.

CFCFSXXX: Borrower has significant time at current job
- Clayton Comments:  B1 has been XXX for XX years.

CFCFSXXX: Verified cash reserves exceed guidelines
- Clayton Comments:  Borrowers have XXX months PITI reserves that exceed the minimum of XXX months

CFCFSXXX: Credit score exceeds guidelines
- Clayton Comments:  Credit score of XXX exceeds the minimum per guidelines of XXX

CFCFSXXX: LTV below guideline requirements
- Clayton Comments:  XX.XX% HCLTV is below the maximum per guidelines of XX%

5159610093	XXXXXX	HI	QM: Safe Harbor	QM: Safe Harbor	D	A	D	A	A	A	D	A	D	A	D	A	A	A	D	A	Credit	Legal Documents	Satisfied	D	A	D	A	CRDLGLXXX	Legal document incorrect or incomplete	No	Missing subordination agreement for 2nd mortgage HELOC.	X/XX/XXXX Lender provided HELOC documentation.The documents sent in were already part of the original file. The second HELOC with XXX was not paid at close on the final HUD. There needs to be a subordination agreement in file and there is none. Title shows that lien subordinated on last refinance in XXX.X/XX/XXXX Lender provided Subordination agreement for HELOC	X/XX/XXXX Exception remains, need the subordination agreement.X/XX/XXXX Exception satisfied	(No Data)	(No Data)	CFCFSXXX: Significant time at current residence
- Clayton Comments:  Borrowers have lived at current residence for XX years.

CFCFSXXX: Borrower has significant time at current job
- Clayton Comments:  B1 has been XXX for XX years.

CFCFSXXX: Verified cash reserves exceed guidelines
- Clayton Comments:  Borrowers have XXX months PITI reserves that exceed the minimum of XXX months

CFCFSXXX: Credit score exceeds guidelines
- Clayton Comments:  Credit score of XXX exceeds the minimum per guidelines of XXX

CFCFSXXX: LTV below guideline requirements
- Clayton Comments:  XX.XX% HCLTV is below the maximum per guidelines of XX%

5159610093	XXXXXX	HI	QM: Safe Harbor	QM: Safe Harbor	D	A	D	A	A	A	D	A	D	A	D	A	A	A	D	A	Credit	Legal Documents	Satisfied	D	A	D	A	CRDLGLXXX	Missing HUD-1 (Final and Estimated)	No	Missing the Final HUD 1	X.XX.XX Lender provided final stamped HUD1.	X.XX.XX Exception satisfied.	(No Data)	(No Data)	CFCFSXXX: Significant time at current residence
- Clayton Comments:  Borrowers have lived at current residence for XX years.

CFCFSXXX: Borrower has significant time at current job
- Clayton Comments:  B1 has been XXX for XX years.

CFCFSXXX: Verified cash reserves exceed guidelines
- Clayton Comments:  Borrowers have XXX months PITI reserves that exceed the minimum of XXX months

CFCFSXXX: Credit score exceeds guidelines
- Clayton Comments:  Credit score of XXX exceeds the minimum per guidelines of XXX

CFCFSXXX: LTV below guideline requirements
- Clayton Comments:  XX.XX% HCLTV is below the maximum per guidelines of XX%

5204910003	XXXXXX	CA	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFSXXX: Credit score exceeds guidelines
- Clayton Comments:  Credit score of XXX exceeds the minimum required of XXX

CFCFSXXX: LTV below guideline requirements
- Clayton Comments:  XX.XX% LTV is below the maximum per guidelines of XX%

CFCFSXXX: Borrower has significant time at current job
- Clayton Comments:  B1 has been at current job XXX for XX years.

5300510107	XXXXXX	TX	QM: Safe Harbor	QM: Safe Harbor	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	Credit	Title	Satisfied	C	A	C	A	CRDTILXXX	Potential title issue	No	Verification the subject is not affected by the Partial Waiver of Surface Rights, and Drill site and Access Easement Use Agreement,	X/XX/XXXX Lender provided a XXX and Conversation on guides with Investor on the subject property stating no active drilling permitted or well water allowed. As per Appraisal no active drilling as prohibited in development and property has Public Electricity, Gas, Water and Sewer. The Lease in question was recorded in XXX and as Investor guides, no lease recorded after the home construction date. Home is built in XXX.	X/XX/XXXX Exception satisfied. XXX and Conversation on guides saved in file folder.	(No Data)	(No Data)	CFCFSXXX: Credit score exceeds guidelines
- Clayton Comments:  Credit score of XX exceeds the minimum per guidelines of XXX

CFCFSXXX: DTI below guideline requirement
- Clayton Comments:  XX.XX% DTI is below the maximum per guidelines of XX%

5300710023	XXXXXX	CA	QM: Safe Harbor	QM: Safe Harbor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFSXXX: Credit score exceeds guidelines
- Clayton Comments:  Credit score of XXX  is XX points above minimum program requirement of XXX.

CFCFSXXX: DTI below guideline requirement
- Clayton Comments:  XX.XX% DTI is below the maximum allowed DTI of XX%.

CFCFSXXX: Significant time at current residence
- Clayton Comments:  Borrower has owned his current home for XXX years.

CFCFSXXX: Borrower has significant time at current job
- Clayton Comments:  Borrower has owned his current business for XX years and has been in the profession for 3XX years.

5300810139	XXXXXX	CA	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFSXXX: LTV below guideline requirements
- Clayton Comments:  Verified XX% LTV. Max allowed XX%.

CFCFSXXX: Credit score exceeds guidelines
- Clayton Comments:  Median FICO XXX. Minimum required XXX.

CFCFSXXX: DTI below guideline requirement
- Clayton Comments:  Verified XX.XX% DTI. Max allowed XX%.

5304110016	XXXXXX	IL	QM: Safe Harbor	QM: Safe Harbor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFSXXX: LTV below guideline requirements
- Clayton Comments:  Verified XX.XX% LTV. Max allowed XX%.

CFCFSXXX: Additional documented income not used in qualifying
- Clayton Comments:  Borrower receives additional income per Written XXX and child support not needed to qualify.

CFCFSXXX: Significant time at current residence
- Clayton Comments:  Borrower has lived at current residence XX years.

CFCFSXXX: Credit score exceeds guidelines
- Clayton Comments:  Median FICO XXX, minimum required XXX.

CFCFSXXX: Verified disposable income exceeds guidelines
- Clayton Comments:  Residual Income $XXX.

CFCFSXXX: Verified cash reserves exceed guidelines
- Clayton Comments:  Verified XXX months PITI reserves minimum required  XXX months.

CFCFSXXX: DTI below guideline requirement
- Clayton Comments:  Verified XX.XX% DTI. Max allowed XX%.

CFCFSXXX: Borrower has significant time at current job
- Clayton Comments:  Borrower has been at current job XX years.

5305510060	XXXXXX	CA	QM: Safe Harbor	QM: Safe Harbor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFSXXX: Credit score exceeds guidelines
- Clayton Comments:  Credit score of XXX exceeds the minimum required of XXX.

CFCFSXXX: DTI below guideline requirement
- Clayton Comments:  XX.XX% DTI is below the maximum allowed DTI of XX%.

5307210040	XXXXXX	CA	QM: Safe Harbor	QM: Safe Harbor	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	Compliance	Federal Consumer Protection	Satisfied	B	A	B	A	CMPFDCPXXX	TILA - Disclosed "Date" for required MDIA payment disclosure is incorrect.	No	Max X years date per TIL is XX/XX/XXXX; compliant dates are note/mortgage notary/transaction date,1st pay date, 1 month prior to 1st pay date (interest accrual start), disbursement or per diem date; XXX does not match any of these.	X/XX/XXXX Lender provided email with explanation of date of Anticipated funding date used on Til.	X/XX/XXXX Exception Satisfied with Lender provided explanation and review of docs in file.	(No Data)	(No Data)	CFCFSXXX: Credit score exceeds guidelines
- Clayton Comments:  Credit score of XXX is XX points above minimum program requirement of XXX.

CFCFSXXX: DTI below guideline requirement
- Clayton Comments:  XX.XX% DTI is below the maximum allowed DTI of XX%.

CFCFSXXX: Verified cash reserves exceed guidelines
- Clayton Comments:  XX months PITI reserves.

CFCFSXXX: Verified disposable income exceeds guidelines
- Clayton Comments:  Residual income is $XXX.

5307210040	XXXXXX	CA	QM: Safe Harbor	QM: Safe Harbor	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	Compliance	RESPA	Satisfied	B	A	B	A	CMPRESPAXXX	Settlement agent did not prepare a revised HUD-1 showing the correct charges	No	Latest GFE dated X/XX/XXXX shows an origination fee of $XXX. HUD1 shows a charge of $XXX; no evidence of refund in file, no revised HUD1 in file. (If later GFE exists and reflects increased block X at $XXX, permissibility evidence for this increase is required)	X/XX/XXXX - Lender provided revised HUD, XXX, copy of refund check and proof of delivery	X/XX/XXXX Exception satisfied as refund made in a timely fashion but XXX relevant.	(No Data)	(No Data)	CFCFSXXX: Credit score exceeds guidelines
- Clayton Comments:  Credit score of XXX is XX points above minimum program requirement of XXX.

CFCFSXXX: DTI below guideline requirement
- Clayton Comments:  XX.XX% DTI is below the maximum allowed DTI of XX%.

CFCFSXXX: Verified cash reserves exceed guidelines
- Clayton Comments:  XX months PITI reserves.

CFCFSXXX: Verified disposable income exceeds guidelines
- Clayton Comments:  Residual income is $XXXX.

5307210040	XXXXXX	CA	QM: Safe Harbor	QM: Safe Harbor	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	Compliance	RESPA	Satisfied	B	B	B	B	CMPRESPAXXX	HUD Loan Terms section inaccurate	No	This exception is being generated due to the fact that the GFE column of the tolerance table does not match the fees disclosed on the latest GFE in the loan file. Clayton needs either confirmation that it is missing the final GFE, or for the closing agent to send a Corrected HUD with the proper GFE fees listed.	X/XX/XXXX - Lender provided revised HUD, XXX, copy of refund check and proof of delivery	X/XX/XXXX Exception satisfied.	(No Data)	(No Data)	CFCFSXXX: Credit score exceeds guidelines
- Clayton Comments:  Credit score of XXX is XX points above minimum program requirement of XXX.

CFCFSXXX: DTI below guideline requirement
- Clayton Comments:  XX% DTI is below the maximum allowed DTI of XX%.

CFCFSXXX: Verified cash reserves exceed guidelines
- Clayton Comments:  XX months PITI reserves.

CFCFSXXX: Verified disposable income exceeds guidelines
- Clayton Comments:  Residual income is $XXX.

5307210040	XXXXXX	CA	QM: Safe Harbor	QM: Safe Harbor	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	Compliance	RESPA	Satisfied	C	A	C	A	CMPRESPAXXX	RESPA-Fee subject to zero tolerance is greater on HUD than on GFE; no evidence of refund in the file	No	Latest GFE dated X/XX/XXXX shows an origination fee of $XXX. HUD1 shows a charge of $XXX; no evidence of refund in file, no revised HUD1 in file. (If later GFE exists and reflects increased block X at $XXX, permissibility evidence for this increase is required)	X/XX/XXXX - Lender provided revised HUD, XXX, copy of refund check and proof of delivery	X/XX/XXXX Exception satisfied as refund made in a timely fashion but XXX is relevant.	(No Data)	(No Data)	CFCFSXXX: Credit score exceeds guidelines
- Clayton Comments:  Credit score of XXX is XX points above minimum program requirement of XXX.

CFCFSXXX: DTI below guideline requirement
- Clayton Comments:  XX.XX% DTI is below the maximum allowed DTI of XX%.

CFCFSXXX: Verified cash reserves exceed guidelines
- Clayton Comments:  XXX months PITI reserves.

CFCFSXXX: Verified disposable income exceeds guidelines
- Clayton Comments:  Residual income is $XXX.

5307210040	XXXXXX	CA	QM: Safe Harbor	QM: Safe Harbor	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	Compliance	RESPA	Waived	N/A	B	N/A	B	CMPRESPAXXX	RESPA - Fee subject to zero tolerance is greater on HUD than on GFE; evidence of timely post-close refund in file.	No	X/XX/XXXX - Lender provided revised HUD, XXX, copy of refund check and proof of delivery made within 30 days of settlement date.	X/XX/XXXX XXX submitted waiver for the post-closing cure on evidence of timely post-close refund in file.	X/XX/XXXX Non-Material Exception	(No Data)	(No Data)	CFCFSXXX: Credit score exceeds guidelines
- Clayton Comments:  Credit score of XXX is XX points above minimum program requirement of XXX.

CFCFSXXX: DTI below guideline requirement
- Clayton Comments:  XX.XX% DTI is below the maximum allowed DTI of XX%.

CFCFSXXX: Verified cash reserves exceed guidelines
- Clayton Comments:  XX months PITI reserves.

CFCFSXXX: Verified disposable income exceeds guidelines
- Clayton Comments:  Residual income is XXX.

5500110003	XXXXXX	TN	QM: Safe Harbor	QM: Safe Harbor	D	A	D	A	A	A	D	A	D	A	D	A	A	A	D	A	Compliance	Ability to Repay/Qualified Mortgage	Satisfied	D	A	D	A	CMPATRQMXXX	TILA - Loan subject to Ability to Repay/Qualified Mortgage rule; the loan file is missing documents to complete the ATR/QM review and render an accurate ATR/QM status.	No	Missing verification of HOI and Taxes for retained departing residence.	XX/XX/XXXX: Lender provided HOI dec page and mtg statement - no escrows. Still missing tax cert. X.XX.XX Lender provided Tax Record for departing residence but form is incomplete as the right half of both pages are cut off. X.XX.XX Lender provided complete tax cert for departing residence.	XX/XX/XXXX: Exception remains. X/XX/XXXX: Exception remains. X/XX/XXXX: Exception satisfied.	(No Data)	(No Data)	CFCFSXXX: Credit score exceeds guidelines
- Clayton Comments:  Credit score is XXX, minimum credit score is XXX.

CFCFSXXX: Verified cash reserves exceed guidelines
- Clayton Comments:  Verified cash reserves of $XXX; XXX months PITI cash reserves, minimum XXX months PITI cash reserves required.

5500110003	XXXXXX	TN	QM: Safe Harbor	QM: Safe Harbor	D	A	D	A	A	A	D	A	D	A	D	A	A	A	D	A	Credit	DTI	Satisfied	D	A	D	A	CRDDTIXXX	Missing verification of some or all components of non-subject PITI	No	Missing verification of HOI and Taxes for retained departing residence.	XX/XX/XXXX: Lender provided HOI dec page and mtg statement - no escrows. Still missing tax cert. X.XX.XX Lender provided Tax Record for departing residence but form is incomplete as the right half of both pages are cut off.X.XX.XX Lender provided complete tax cert for departing residence.	XX/XX/XXXX: Exception remains. X/XX/XXXX: Exception remains.X/XX/XXXX: Exception satisfied.	(No Data)	(No Data)	CFCFSXXX: Credit score exceeds guidelines
- Clayton Comments:  Credit score is XX, minimum credit score is XXX.

CFCFSXXX: Verified cash reserves exceed guidelines
- Clayton Comments:  Verified cash reserves of $XXX; XXX months PITI cash reserves, minimum XXX months PITI cash reserves required.

6000072901	XXXXXX	CA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	D	B	A	A	D	A	C	B	D	B	A	A	D	A	C	B	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	C	B	C	B	CMPTRIDXXX	TRID - Zero tolerance fee or fees increased at or prior to closing without a valid reason or not timely disclosed; refund required within 60 days of consummation	No	Zero tolerance fee increased at or prior to closing without XXX form. Discount points increased from 2.25 ($XXX) to 4.125 ($XXX) without proper XXX in file. Please provide XXX, or refund $XXX required within 60 days of consummation.	X/XX/XXXX - Lender provided a copy of the missing XXX for the fee increase.	X/XX/XXXX - Exception satisfied.	(No Data)	Not Applicable	CFCFSXXX: DTI below guideline requirement
- Clayton Comments:  Current DTI is XX.XX% which is below the requirement of XX%.

CFCFSXXX: LTV below guideline requirements
- Clayton Comments:  Current LTV is XX.XX% which is below the required XX%.

6000072901	XXXXXX	CA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	D	B	A	A	D	A	C	B	D	B	A	A	D	A	C	B	Property Valuations	Appraisal	Satisfied	D	A	D	A	PRVAAPPRXXX	Missing updated valuation	No	Missing updated valuation to support original appraised value.	X/XX/XXXX Updated value received, appraised value supported.	X/XX/XXXX Exception Satisfied.	(No Data)	Not Applicable	CFCFSXXX: DTI below guideline requirement
- Clayton Comments:  Current DTI is XX.XX% which is below the requirement of XX%.

CFCFSXXX: LTV below guideline requirements
- Clayton Comments:  Current LTV is XX.XX% which is below the required 85%.

6000073018	XXXXXX	CA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	Property Valuations	Appraisal	Satisfied	A	A	A	A	PRVAAPPRXXX	Missing updated valuation	No	Missing updated valuation	X/XX/XXXX Updated value received, appraised value supported.	X/XX/XXXX Exception Satisfied.	(No Data)	Not Applicable	CFCFSXXX: Borrower has significant time at current job
- Clayton Comments:  XX years and XX months at current job.

CFCFSXXX: DTI below guideline requirement
- Clayton Comments:  Current DTI is XX.XX% which is below the required XX%.

6000073023	XXXXXX	OH	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFSXXX: Significant time at current residence
- Clayton Comments:  XXyears Xmonths time at current residence

CFCFSXXX: Credit score exceeds guidelines
- Clayton Comments:  Credit score XXX exceeds guidelines XXX

CFCFSXXX: Good credit history
- Clayton Comments:  X x XX  Credit history

6000073050	XXXXXX	CA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	Property Valuations	Appraisal	Satisfied	A	A	A	A	PRVAAPPRXXX	Missing updated valuation	No	Missing updated valuation	X/XX/XXXX Updated value received, appraised value supported.	X/XX/XXXX Exception Satisfied.	(No Data)	Not Applicable	CFCFSXXX: Credit score exceeds guidelines
- Clayton Comments:  Median score > XXX points above guideline minimum

CFCFSXXX: LTV below guideline requirements
- Clayton Comments:  LTV > XX points below guideline maximum of XX%

6000073059	XXXXXX	TX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFSXXX: LTV below guideline requirements
- Clayton Comments:  Borrower LTV XX.XX%, maximum allowed XX%

CFCFSXXX: Credit score exceeds guidelines
- Clayton Comments:  Borrower Credit score XXX, minimum guideline score XXX

CFCFSXXX: Verified cash reserves exceed guidelines
- Clayton Comments:  Borrower's Post Close Assets are $XXX or XXX months of PITIA reserves Required PITIA Reserves are $XXX

6000073482	XXXXXX	CA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	Property Valuations	Appraisal	Satisfied	A	A	A	A	PRVAAPPRXXX	Missing updated valuation	No	Missing updated valuation	X/XX/XXXX Updated value received, appraised value supported.	X/XX/XXXX Exception Satisfied.	(No Data)	Not Applicable	CFCFSXXX: LTV below guideline requirements
- Clayton Comments:  LTV of XX% below maximum of XX%

CFCFSXXX: DTI below guideline requirement
- Clayton Comments:  DTI of XX.XX% below maximum of XX%

CFCFSXXX: Credit score exceeds guidelines
- Clayton Comments:  Borrowers qualifying credit of XXX exceed guideline requirement of XXX with XX points.

CFCFSXXX: Verified cash reserves exceed guidelines
- Clayton Comments:  Borrower's post close Assets are $XXX or XXX months of P&I reserves.Required P&I reserves are $XXX

6000073489	XXXXXX	CA	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	Property Valuations	Appraisal	Satisfied	A	A	A	A	PRVAAPPRXXX	Missing updated valuation	No	file missing updated valuation	X/XX/XXXX Updated value received, appraised value supported.	X/XX/XXXX Exception Satisfied.	(No Data)	Not Applicable	CFCFSXXX: LTV below guideline requirements
- Clayton Comments:  Borrower LTV XX.XX%, maximum allowed XX%

CFCFSXXX: Verified cash reserves exceed guidelines
- Clayton Comments:  Borrower's Post Close Assets are $XXX or XXX months of P&I reserves Required P&I Reserves are $XXX

CFCFSXXX: Credit score exceeds guidelines
- Clayton Comments:  Borrower Credit score XXX, minimum guideline score XXX

CFCFSXXX: Significant time at current residence
- Clayton Comments:  Borrower has XX years and X months at current residence

CFCFSXXX: Borrower has significant time at current job
- Clayton Comments:  Borrower has XX years and X months at current job

CFCFSXXX: Mortgage payment history exceeds guidelines
- Clayton Comments:  Mortgage payment history is XxXXxXX

6000073704	XXXXXX	CA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	D	B	C	B	D	A	A	A	D	B	C	B	D	A	A	A	Credit	Assets	Active	C	B	C	B	CRDASTXXX	Insufficient # of months cash reserves for PITI per guideline requirements	No	Post Close Assets are $XXX or XXX months of P&I Required P&I Reserves are $XXX borrower has $XXX as reserves, makes exception a non material B.	(No Data)	Exception a nonmaterial B.	(No Data)	Not Applicable	CFCFSXXX: Credit score exceeds guidelines
- Clayton Comments:  XXX credit score is XX points above the minimum required per guideline

CFCFSXXX: LTV below guideline requirements
- Clayton Comments:  XX.XX% LTV is XX points below the maximum allowed per guideline

CFCFSXXX: DTI below guideline requirement
- Clayton Comments:  XX.XX% DTI is XX points below the maximum allowed per guideline

6000073704	XXXXXX	CA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	D	B	C	B	D	A	A	A	D	B	C	B	D	A	A	A	Property Valuations	Appraisal	Satisfied	D	A	D	A	PRVAAPPRXXX	Missing updated valuation	No	Missing updated valuation	X/XX/XXXX Updated value received, appraised value supported.	X/XX/XXXX Exception Satisfied.	(No Data)	Not Applicable	CFCFSXXX: Credit score exceeds guidelines
- Clayton Comments:  XXX credit score is XX points above the minimum required per guideline

CFCFSXXX: LTV below guideline requirements
- Clayton Comments:  XX% LTV is XX points below the maximum allowed per guideline

CFCFSXXX: DTI below guideline requirement
- Clayton Comments:  XX% DTI is XX points below the maximum allowed per guideline

6000074013	XXXXXX	CA	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFSXXX: Verified cash reserves exceed guidelines
- Clayton Comments:  Borrower's Post Close Assets are $XXX or XXX months of PITIA reserves Required PITIA Reserves are $XXX X  months = $XXX

CFCFSXXX: Credit score exceeds guidelines
- Clayton Comments:  Borrower Credit score XXX, minimum guideline score XXX

6000080162	XXXXXX	CA	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFSXXX: LTV below guideline requirements
- Clayton Comments:  XX LTV below guideline requirements XX%

CFCFSXXX: Credit score exceeds guidelines
- Clayton Comments:  XXX credit score exceeds guidelines XXX

CFCFSXXX: Verified cash reserves exceed guidelines
- Clayton Comments:  Post Close Assets are $XXX or XXX months of PITI Required PITI Reserves are $XXX x months = $ XXX

6000080164	XXXXXX	TX	(No Data)	ATR/QM: Exempt	D	A	A	A	D	A	A	A	D	A	A	A	D	A	A	A	Property Valuations	Appraisal	Satisfied	D	A	D	A	PRVAAPPRXXX	Completed "Subject To" w/o Completion Cert in File	No	Missing completion certificate	X/XX/XXXX - Received the XXXfrom the lender reflecting a completed home.	X/XX/XXXX - Exception satisfied.	(No Data)	Not Applicable	CFCFSXXX: LTV below guideline requirements
- Clayton Comments:  XX% LTV maximum allowed XX%

CFCFSXXX: Significant time at current residence
- Clayton Comments:  Borrower has XX years at current residence

CFCFSXXX: Verified cash reserves exceed guidelines
- Clayton Comments:  Post Close Assets are $XXX or XXX months of PITIARequired PITIA Reserves are $XXX x XXX months = $XXX

6000080171	XXXXXX	TX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFSXXX: Verified cash reserves exceed guidelines
- Clayton Comments:  Reserves of XXX months PITIA exceeds guideline minimum of XXX months.

CFCFSXXX: Credit score exceeds guidelines
- Clayton Comments:  Median FICO >X points above guideline minimum